UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  54
Form 13F Information Table Value Total:  $170,830,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                  Value       Shrs or                Investment       Voting Authority
Name of Issuer               Class        Cusip      (x$1000)     Prn Amt.   Shr/Prn     Discretion       Sole       None
--------------               -----        -----      --------     --------   -------     ----------       ----       ----
ALR Technologies              com       001630102           1       33,500     shr          sole          33,500          -
Abbott Laboratories           com       002824100         355        7,298     shr          sole           7,298          -
Activision                    com       004930202       1,779      103,200     shr          sole          52,000     51,200
Alltel                        com       020039103         726       11,997     shr          sole           7,347      4,650
Automatic Data                com       053015103       3,731       75,750     shr          sole          23,900     51,850
Axis Capital                  com       G0692U109       3,566      106,850     shr          sole          52,450     54,400
Bank of New York              com       064058100         360        9,149     shr          sole           3,489      5,660
Baxter Int'l.                 com       071813109       4,131       89,050     shr          sole          41,650     47,400
CVS Caremark                  com       126650100       4,363      141,165     shr          sole          73,465     67,700
Capital One Financial         com       14040H105       5,982       77,875     shr          sole          38,825     39,050
Carnival Corp.                com       143658300       4,446       90,650     shr          sole          45,250     45,400
Chevron                       com       166764100         787       10,700     shr          sole             200     10,500
Citigroup                     com       172967101       4,495       80,709     shr          sole          40,726     39,983
Comcast Corp.                 com       20030N101       1,016       24,000     shr          sole               -     24,000
Comcast Corp.                 com       20030N200       5,372      128,282     shr          sole          72,932     55,350
ConocoPhillips                com       20825C104         521        7,240     shr          sole           2,390      4,850
Currencyshares Euro           com       23130C108       2,211       16,710     shr          sole          10,460      6,250
Credit Suisse                 com       H3698D419         596        8,528     shr          sole           8,528          -
Exxon Mobil                   com       30231G102      14,976      195,433     shr          sole          53,131    142,302
Factset Research              com       303075105       4,503       79,735     shr          sole          51,110     28,625
Flowserve                     com       34354P105       3,048       60,396     shr          sole          27,096     33,300
Freddie Mac                   com       313400301       4,620       68,048     shr          sole          37,948     30,100
General Dynamics              com       369550108       5,198       69,910     shr          sole          37,510     32,400
General Electric              com       369604103       6,330      170,124     shr          sole          90,124     80,000
Harrah's Entertainment        com       413619107       4,157       50,255     shr          sole          22,855     27,400
Ishares EAFE                  com       464287465         575        7,850     shr          sole           2,050      5,800
Ishares MC 400                com       464287507         513        6,400     shr          sole             300      6,100
Ishares SC 600                com       464287804         933       14,140     shr          sole           1,940     12,200
Ishares Oil Equip & Ser       com       464288844         181        4,000     shr          sole               -      4,000
JP Morgan Chase               com       46625H100       5,321      110,157     shr          sole          67,157     43,000
Johnson & Johnson             com       478160104         525        7,952     shr          sole           6,384      1,568
Lehman Bros.                  com       524908100       2,058       26,350     shr          sole          18,750      7,600
NGP Capital                   com       62912R107         255       15,250     shr          sole          15,250          -
Microsoft                     com       594918104         239        8,000     shr          sole               -      8,000
Morgan Stanley                com       617446448       6,241       76,639     shr          sole          40,339     36,300
Nabors Industries             com       G6359F103       7,277      244,350     shr          sole         152,750     91,600
Pantry Inc                    com       698657103       3,709       79,180     shr          sole          39,930     39,250
Pepsico Inc.                  com       713448108       3,551       56,765     shr          sole          25,965     30,800
Proctor & Gamble              com       742718109       5,344       83,147     shr          sole          40,775     42,372
Royal Dutch Shell             com       780259206         333        4,700     shr          sole           4,700          -
SPDR 500 Tr.                  com       78462F103       4,576       32,310     shr          sole              10     32,300
SPDR Oil & Gas Tr.            com       78464A730         190        5,000     shr          sole               -      5,000
Schein, Henry                 com       806407102         269        5,500     shr          sole             500      5,000
Schlumberger, Ltd             com       806857108       6,347      100,497     shr          sole          64,947     35,550
Smith Int'l.                  com       832110100         774       18,850     shr          sole           6,850     12,000
Streettracks Gold Trust       com       863307104       4,191       66,300     shr          sole          32,400     33,900
Sysco Systems                 com       871829107       4,242      115,400     shr          sole          56,950     58,450
3M Co.                        com       88579Y101       3,956       50,760     shr          sole          17,600     33,160
Tiffany & Co.                 com       886547108       3,581       91,250     shr          sole          37,850     53,400
U.S. Bancorp                  com       902973304       1,845       50,984     shr          sole          24,348     26,636
United Technologies           com       913017109       4,223       67,550     shr          sole          37,950     29,600
Walgreen                      com       931422109       3,725       81,175     shr          sole          44,475     36,700
Williams Cos.                 com       969457100       5,663      216,800     shr          sole         117,000     99,800
Wyeth                         com       983024100       2,922       57,375     shr          sole          25,825     31,550